Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Schedule of Current Inventory	Inventories are comprised of the following:

	December 31
	2022	2023
Raw materials	$2,130.6	$1,885.5
Work in progress	84.1	93.6
Finished goods	135.6	127.0
	$2,350.3	$2,106.1